October 4, 2013

VIA EDGAR
U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of The Pennant 504 Fund (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), please find Pre-Effective Amendment No. 1 to the  Fund’s Registration Statement on Form N-2.  Please also find the Fund’s response letter to comments received on the Fund’s Registration Statement.  If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours, GODFREY & KAHN, S.C. /s/ Christopher M. Cahlamer Christopher M. Cahlamer